Leases - Disclosure of Right-Of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 29,256	$ 28,235
Ending balance	30,352	29,256
COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	83,612	82,053
Additions	5,961	5,893
Business disposition	(195)	(14)
Reclassified to assets held for sale	(18)
Ending balance	86,836	83,612
ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(54,356)	(53,818)
Business disposition		(21)
Reclassified to assets held for sale	6
Ending balance	(56,484)	(54,356)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,150	4,079
Ending balance	4,726	4,150
Right-of-use assets | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,812	7,171
Additions	1,561	1,017
Transfers	(219)	(201)
Business disposition	(20)	(9)
Lease terminations	(52)	(42)
Impairment losses recognized in earnings	(30)	(124)
Reclassified to assets held for sale	(7)
Ending balance	9,045	7,812
Right-of-use assets | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,662)	(3,092)
Transfers	(114)	(117)
Business disposition	(3)	(7)
Lease terminations	(15)	(15)
Depreciation	789	709
Ending balance	(4,319)	(3,662)
Right-of-use assets | NETWORK INFRASTRUCTURE AND EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,889	1,686
Ending balance	2,168	1,889
Right-of-use assets | NETWORK INFRASTRUCTURE AND EQUIPMENT | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,693	3,240
Additions	832	681
Transfers	(215)	(195)
Business disposition	0	2
Lease terminations	(37)	(35)
Impairment losses recognized in earnings	0	0
Reclassified to assets held for sale	(2)
Ending balance	4,271	3,693
Right-of-use assets | NETWORK INFRASTRUCTURE AND EQUIPMENT | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,804)	(1,554)
Transfers	(113)	(112)
Business disposition	0	0
Lease terminations	(13)	(12)
Depreciation	425	374
Ending balance	(2,103)	(1,804)
Right-of-use assets | LAND AND BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,261	2,393
Ending balance	2,558	2,261
Right-of-use assets | LAND AND BUILDINGS | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,119	3,931
Additions	729	336
Transfers	(4)	(6)
Business disposition	(20)	(11)
Lease terminations	(15)	(7)
Impairment losses recognized in earnings	(30)	(124)
Reclassified to assets held for sale	(5)
Ending balance	4,774	4,119
Right-of-use assets | LAND AND BUILDINGS | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,858)	(1,538)
Transfers	(1)	(5)
Business disposition	(3)	(7)
Lease terminations	(2)	(3)
Depreciation	364	335
Ending balance	$ (2,216)	$ (1,858)